Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2016	2017	2018
	(in thousands)
Deferred tax liabilities	22	52	691
Deferred revenue	$1,940	$1,293	$808